UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-208514-04
Central Index Key Number of the issuing entity: 0001698937

Ford Credit Auto Lease Trust 2017-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-208514
Central Index Key Number of the depositor: 0001519881
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Jason C. Behnke, Assistant Treasurer of Ford Motor Credit Company LLC, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Ford Credit Auto Lease Trust 2017-A
(Issuing entity)

Date: January 22, 2019	By: Ford Motor Credit Company LLC
( Servicer)
/s/ Jason C. Behnke
Name: Jason C. Behnke
Title: Assistant Treasurer